Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Schedule of Black-Scholes option pricing model with weighted average assumptions

The fair values of the Company’s options were estimated at the dates of grant using a Black-Scholes option pricing model with the following weighted average assumptions:

Expected term (years)	6.25
Risk-free interest rate	1.29%
Volatility	47%
Dividend yield	0%

Schedule of the option activity

The following is a summary of the option activity:

	Options	Weighted Average Exercise Price

Outstanding – June 30, 2016	160,000	$1.50
Exercisable – June 30, 2016	40,000	$1.50
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding – September 30, 2016	160,000	$1.50
Exercisable – September 30, 2016	40,000	$1.50

The following is a summary of the option activity:

	Options	Weighted Average Exercise Price

Outstanding – April 1, 2015	—	$—
Exercisable –April 1, 2015	—	—
Granted	160,000	1.50
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding – June 30, 2015	160,000	$1.50
Exercisable – June 30, 2015	—	$—
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding – March 31, 2016	160,000	$1.50
Exercisable – March 31, 2016	—	$—
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding – June 30, 2016	160,000	$1.50
Exercisable – June 30, 2016 (1)	40,000	$1.50

Schedule of resricted shares

The following is a summary of restricted shares:

Grant Date	Shares Issued	Fair Value	Shares Vested
June 2014	307,876	$633,297	96,211
July 2014	32,408	2,090	9,452
August 2014	81,020	205,016	28,020
September 2014	129,633	256,718	32,408
March 2015	72,918	228,960	10,128
June 2015	293,000	439,500	-
November 2015	36,200	54,300	-
December 2015	300,000	1,089,400	230,000
January 2016	40,000	68,000	-
March 2016	60,000	256,800	60,000
June 2016	188,000	516,920	-
August 2016	343,000	1,415,960	40,000

	1,814,055	$5,166,961	506,219

The following is a summary of restricted shares:

Grant Date	Shares Issued	Fair Value	Shares Vested
June 2014	307,876	$604,385	96,211
July 2014	32,408	1,469	9,452
August 2014	81,020	207,257	33,083
September 2014	129,633	260,514	32,408
March 2015	72,918	259,288	8,608
June 2015	293,000	439,500	-
November 2015	36,200	54,300	-
December 2015	300,000	1,068,700	-
January 2016	40,000	68,000	-
March 2016	60,000	251,400	-
June 2016	8,000	33,600	-

	1,361,055	$3,248,413	179,762

Schedule of stock-based compensation expense

The Company recorded stock–based compensation expense for the shares issued to consultants that have vested, which is a component of general and administrative expenses in the Consolidated Statement of Operations as follows:

		Stock Based Compensation

		For the Three Months Ended
Month of Original Grant	Shares Issued	September 30, 2016	September 30, 2015

December 2015	230,000	$166,957	$-
March 2016	60,000	46,127	-
August 2016	40,000	147,600	-
	330,000	$360,684	$-

In relation to the above restricted stock agreements for the three months ended June 30, 2016, the years ended June 30, 2016, June 30, 2015, March 31, 2016 and the period May 12, 2014 (Inception) through June 30, 2015, the Company recorded stock–based compensation expense for the shares that have vested, as follows:

				For the Period from
For the Three Months Ended	For the Year Ended	For the Year Ended	For the Year Ended	May 12, 2014 (Inception) through
June 30, 2016	June 30, 2016	June 30, 2015	March 31, 2016	March 31, 2015

$428,678	$821,617	$78,925	$465,616	$6,219

General and Administrative Expense [Member]
Schedule of stock-based compensation expense

In relation to the above consulting agreements for the three months ended June 30, 2016, the years ended June 30, 2016, June 30, 2015, March 31, 2016 and the period May 12, 2014 (Inception) through June 30, 2015 the Company recorded stock–based compensation expense for the shares that have vested, which is a component of general and administrative expenses in the Consolidated Statement of Operations as follows:

		Stock Based Compensation
						For the Period from
		For the Three Months Ended	For the Year Ended	For the Year Ended	For the Year Ended	May 12, 2014 (Inception) through
	Shares Issued	June 30, 2016	June 30, 2016	June 30, 2015	March 31, 2016	March 31, 2015

December 2015	230,000	$206,208	$342,811	$-	$136,603	$-
March 2016	60,000	59,653	71,786	-	12,133	-
	290,000	$265,861	$414,597	$-	$148,736	$-